    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 2012

                                                            FILE NOS. 333-114423
                                                                       811-21558

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       PRE-EFFECTIVE AMENDMENT NO. ___    [_]
                      POST-EFFECTIVE AMENDMENT NO. 10     [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 11                [X]
                        (Check appropriate box or boxes)

                         PIONEER SHORT TERM INCOME FUND
               (Exact Name of Registrant as Specified in Charter)
                    (formerly, PIONEER SHORT TERM BOND FUND)

                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (617) 742-7825

               TERRENCE J. CULLEN, PIONEER SHORT TERM INCOME FUND,
                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
                     (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[X]  immediately upon filing pursuant to paragraph (b)
[_]  on December 31, 2011 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on [date] pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 19th day of January, 2012.

                                        PIONEER SHORT TERM INCOME FUND


                                        By: /s/ Daniel K. Kingsbury
                                            -----------------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 19, 2012:

SIGNATURE                       TITLE                                           DATE
-----------------------------   ---------------------------------------------   -----------------------


/s/ John F. Cogan, Jr.*         Chairman of the Board,
-----------------------------   President (Principal Executive Officer) and
John F. Cogan, Jr.              Trustee


/s/ Mark E. Bradley*            Treasurer (Principal Financial and
-----------------------------   Accounting Officer
Mark E. Bradley


                                Trustee
-----------------------------
David R. Bock*


                                Trustee
-----------------------------
Mary K. Bush*


                                Trustee
-----------------------------
Benjamin M. Friedman*


                                Trustee
-----------------------------
Margaret B. W. Graham*


/s/ Daniel K. Kingsbury         Executive Vice President and Trustee
-----------------------------
Daniel K. Kingsbury


                                Trustee
-----------------------------
Thomas J. Perna*


                                Trustee
-----------------------------
Marguerite A. Piret*


*By: /s/ Daniel K. Kingsbury                                                    Dated: January 19, 2012
     ------------------------
     Daniel K. Kingsbury

                                  EXHIBIT INDEX

Index Number    Description of Index

EX-101.INS      XBRL Instance Document
EX-101.SCH      XBRL Taxonomy Extension Schema Document
EX-101.CAL      XBRL Taxonomy Extension Calculation Document
EX-101.DEF      XBRL Taxonomy Extension Definition Document
EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase